Stockholders' Equity, November Offering (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity [Abstract]
Offering costs expensed attributable to warrants treated as liability		$ 658	$ 0	$ 0
Interest and Finance Costs [Member]
Stockholders' Equity [Abstract]
Offering costs expensed attributable to warrants treated as liability		$ 658
November Offering [Member]
Stockholders' Equity [Abstract]
Number of units included in public offering (in shares)	52,629
Offering price per share (in dollars per share)	$ 142.51
Aggregate gross proceeds	$ 7,518
November Offering [Member] | Class A Warrants [Member]
Stockholders' Equity [Abstract]
Number of securities included in units (in shares)	1
Number of securities called by each warrant (in shares)	1
November Offering [Member] | Common Shares [Member]
Stockholders' Equity [Abstract]
Number of securities included in units (in shares)	1
Over-Allotment Option [Member]
Stockholders' Equity [Abstract]
Term of option to purchase additional shares		45 days
Number of additional shares that can be purchased under option (in shares)	7,894
Percentage of Common Shares sold	5.00%
Over-Allotment Option [Member] | Class A Warrants [Member]
Stockholders' Equity [Abstract]
Offering price per share (in dollars per share)	$ 18
Number of shares called by warrants (in shares)	7,894
Over-Allotment Option [Member] | November Representative Warrants [Member]
Stockholders' Equity [Abstract]
Number of shares called by warrants (in shares)	2,631
Warrants issued (in shares)	2,631